Subsequent Events (Details) - ITRenew - USD ($) $ in Thousands	Jan. 25, 2022	Jan. 25, 2025	Jan. 25, 2024
Subsequent Event [Line Items]
Equity interest acquired	80.00%
Total Consideration	$ 725,000
Possible subsequent percentage acquired	20.00%
Second Anniversary | Forecast
Subsequent Event [Line Items]
Possible subsequent percentage acquired			16.00%
Third Anniversary | Forecast
Subsequent Event [Line Items]
Possible subsequent percentage acquired		4.00%
Subsequent Event
Subsequent Event [Line Items]
Equity interest acquired	80.00%
Total Consideration	$ 725,000
Possible subsequent percentage acquired	20.00%
Value of possible subsequent acquisition	$ 200,000